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                           THE GABELLI WESTWOOD FUNDS

January 30, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  The Gabelli Westwood Funds (the "Trust")
     Securities Act of 1933 Registration File No. 33-6790 and
     Investment Company Act of 1940 File No. 811-4719
     Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by The Gabelli Westwood Funds pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As an assistant secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, dated January 28, 1998, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on January 20, 1998, and effective January 28, 1998.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8619.

Sincerely,

Ellen F. Stoutamire
Assistant Secretary
The Gabelli Westwood Funds

cc:  Mr. Michael Rosella             Battle Fowler LLP
     Mr. Bruce N. Alpert             Gabelli Funds, Inc.